Annual Operating Expenses - FidelityMegaCapStockFund-AMCIZPRO - FidelityMegaCapStockFund-AMCIZPRO - Fidelity Mega Cap Stock Fund	Aug. 29, 2023
Fidelity Advisor Mega Cap Stock Fund - Class A
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual operating expenses	0.90%
Fidelity Advisor Mega Cap Stock Fund - Class C
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.26%
Total annual operating expenses	1.69%
Fidelity Advisor Mega Cap Stock Fund - Class M
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.23%
Total annual operating expenses	1.16%
Fidelity Advisor Mega Cap Stock Fund - Class I
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.63%
Fidelity Advisor Mega Cap Stock Fund - Class Z
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.52%